Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
2/28/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.42% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (97.0%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	$1,250,000	$1,351,692

			1,351,692
Guam (1.9%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	630,000	656,158
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,300,000	1,160,225
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	425,000	436,280

			2,252,663
Minnesota (0.4%)
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 2.90%, 11/15/38	VMIG 1	500,000	500,000

			500,000
Missouri (1.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	1,300,000	1,324,671

			1,324,671
New York (0.9%)
NY City, VRDN, Ser. I-8, 2.47%, 4/1/36	VMIG 1	1,000,000	1,000,000

			1,000,000
Ohio (1.2%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/34(FWC)	A	405,000	395,217
4.00%, 7/1/33(FWC)	A	390,000	384,092
4.00%, 7/1/27(FWC)	A	640,000	639,760

			1,419,069
Pennsylvania (90.0%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/56	AA	250,000	254,214
5.00%, 1/1/51	AA	400,000	407,476
4.00%, 1/1/56	AA	750,000	647,004
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds, (Duquesne U. of the Holy Spirit), Ser. A
5.00%, 3/1/34	A2	640,000	721,754
5.00%, 3/1/30	A2	1,055,000	1,168,082
Bentworth School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 11/15/28	AA	1,430,000	1,416,601
Bethlehem, Redev. Auth. Rev. Bonds, (Moravian U. Oblig. Group)
5.00%, 10/1/31	BBB+	500,000	528,979
5.00%, 10/1/30	BBB+	1,260,000	1,329,848
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Delaware Valley U.), 5.00%, 11/1/42	BBB-/F	250,000	243,004
(St. Luke's U. Health Network), 4.00%, 8/15/39	A3	1,500,000	1,395,201
Cap. Region Wtr. Rev. Bonds, (Swr. Syst.), 5.00%, 7/15/42	A+	2,000,000	2,125,586
Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	786,139
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	225,000	217,902
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	400,000	400,819
Chester Cnty., Indl. Dev. Auth. 144A Rev. Bonds, (Collegium Charter School), 6.00%, 10/15/52	BB	750,000	732,689
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	937,181
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,067,197
5.00%, 6/1/33	A1	1,000,000	1,071,891
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	433,537
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	707,308
(Penn State Hlth.), 4.00%, 11/1/44	A+	1,500,000	1,383,010
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,503,817
Erie, City School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 4/1/33	AA	1,150,000	1,196,933
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.), 5.00%, 5/1/34	BBB+	750,000	761,655
Erie, Wtr. Auth. Rev. Bonds
Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,056,421
Ser. D, BAM, 4.00%, 12/1/44	AA	1,000,000	960,462
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA-	2,155,000	2,220,806
Governor Mifflin School Dist. G.O. Bonds, Ser. A, 4.00%, 4/1/39	AA-	1,000,000	990,981
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM, 4.00%, 5/1/54	AA	1,245,000	1,143,355
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,360,823
Lancaster Cnty., Convention Ctr. Auth. Hotel Room Rental Tax Rev. Bonds, Ser. B, 4.00%, 5/1/49	Aa2	1,000,000	902,276
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	919,219
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/45	BB+/F	500,000	413,883
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Penn State Hlth.), 5.00%, 11/1/51	A+	1,500,000	1,537,398
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 2.65%, 7/1/34	A-1	1,260,000	1,260,000
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A
5.00%, 6/15/49	BB+/F	1,000,000	864,932
5.00%, 6/15/44	BB+/F	1,235,000	1,097,035
Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	952,643
Lancaster, Indl. Dev. Auth. Rev. Bonds
(Landis Homes Oblig. Group), 4.00%, 7/1/51	BBB-/F	1,500,000	1,121,494
(Willow Valley Communities), 4.00%, 12/1/49	A/F	1,550,000	1,405,067
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	366,673
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	964,894
(ACTS Retirement-Life Communities, Inc.), 5.00%, 11/15/36	A-/F	1,500,000	1,501,394
(Pub. School of Germantown (The)), 4.00%, 10/1/51	BBB+	800,000	629,914
(Pub. School of Germantown (The)), 4.00%, 10/1/46	BBB+	625,000	508,793
(ACTS Retirement-Life Communities, Inc.), 4.00%, 11/15/43	A-/F	550,000	453,492
(Pub. School of Germantown (The)), 4.00%, 10/1/41	BBB+	425,000	362,102
(Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	450,000	410,683
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater), 4.00%, 1/1/29	Baa2	650,000	650,627
PA State COP, Ser. A, 5.00%, 7/1/37	A2	1,600,000	1,718,597
PA State G.O. Bonds, 5.00%, 10/1/42	Aa3	1,250,000	1,374,863
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	400,000	427,893
(U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/38	A2	1,750,000	1,848,109
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	252,499
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	A2	1,000,000	1,025,245
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Procter & Gamble Paper), 5.375%, 3/1/31	Aa3	1,155,000	1,316,367
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	839,475
PA State Higher Edl. Fac. Auth. Rev. Bonds
(U. of PA Health Syst. (The)), 5.00%, 8/15/33	AA	550,000	604,595
(Drexel U.), 4.00%, 5/1/34	A3	2,000,000	2,013,203
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	709,662
PA State Pub. School Bldg. Auth. Rev. Bonds, (Northhampton Cnty. Area Cmnty. College), BAM
4.00%, 3/1/31	AA	490,000	509,672
4.00%, 3/1/30	AA	640,000	665,835
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	675,000	697,118
Ser. A-1, 5.00%, 12/1/40	AA-	2,500,000	2,562,516
Ser. 2nd, 5.00%, 12/1/37	A3	1,295,000	1,362,096
5.00%, 6/1/36	A3	2,000,000	2,076,651
4.75%, 12/1/37	A1	1,000,000	1,030,168
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,542,173
PA State, Econ. Dev. Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/39	A2	1,500,000	1,576,886
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/40	BB+	1,000,000	976,159
Philadelphia, G.O. Bonds
Ser. A, 5.00%, 8/1/37	A2	500,000	526,334
Ser. B, 5.00%, 2/1/37	A2	1,250,000	1,330,882
Philadelphia, Arpt. Rev. Bonds, AGM
4.00%, 7/1/46	AA	500,000	454,409
4.00%, 7/1/41	AA	400,000	374,850
4.00%, 7/1/40	AA	300,000	282,572
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph U.), 5.50%, 11/1/60	A-	1,000,000	1,070,415
(MaST Cmnty. Charter School II), 5.00%, 8/1/50	BBB-	1,050,000	1,036,599
(Independence Charter School-West), 5.00%, 6/15/50	BB/P	1,375,000	1,235,460
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	615,000	617,417
(Saint Joseph's U.), 4.00%, 11/1/38	A-	1,000,000	943,955
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/47	A	2,500,000	2,560,756
Philadelphia, Indl. Dev. Auth. Rev. Bonds, (Alliance for Progress Charter School, Inc.), Ser. A, 5.00%, 6/15/49	BB-/P	500,000	442,654
Philadelphia, Redev. Auth. Rev. Bonds, (Transformation Initiative), 5.00%, 4/15/26	A2	1,000,000	1,023,162
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A1	1,000,000	1,027,782
Ser. A, 5.00%, 9/1/34	A1	1,000,000	1,029,911
Ser. A, 5.00%, 9/1/33	A1	1,575,000	1,710,838
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 11/1/45	A1	1,000,000	1,057,426
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,063,339
5.00%, 12/15/35	A	625,000	668,007
5.00%, 12/15/33	A	1,000,000	1,074,161
Pittsburgh & Allegheny, Cnty. Sports & Exhib. Auth. Rev. Bonds, (Sports & Exhib. Auth. Hotel Room Excise Tax), Ser. B, AGM, 5.00%, 2/1/29	AA	1,325,000	1,445,473
Pittsburgh, G.O. Bonds
5.00%, 9/1/35	AA-	300,000	322,136
4.00%, 9/1/41	AA-	585,000	563,645
4.00%, 9/1/39	AA-	300,000	296,584
4.00%, 9/1/38	AA-	350,000	349,914
4.00%, 9/1/36	AA-	275,000	280,730
4.00%, 9/1/34	AA-	250,000	259,482
4.00%, 9/1/33	AA-	245,000	255,286
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	Aa3	995,000	851,476
Reading, School Dist. G.O. Bonds, AGM, 5.00%, 3/1/38	AA	1,250,000	1,307,001
Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	1,933,362
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/52	Aa3	1,750,000	1,929,828
State Pub. School Bldg. Auth. Rev. Bonds, AGM, 5.00%, 12/1/33	AA	595,000	620,239
West Cornwall, Twp. Muni. Auth. Rev. Bonds, (Lebanon Valley Brethren Home Oblig. Group), Ser. A
4.00%, 11/15/46	BBB/F	525,000	425,538
4.00%, 11/15/41	BBB/F	505,000	426,069
4.00%, 11/15/36	BBB/F	365,000	322,431
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	487,835
Wilkes-Barre, Area School Dist. G.O. Bonds, BAM, 5.00%, 4/15/59	AA	2,000,000	2,050,851
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,400,000	1,163,246

			105,445,031
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	320,000	330,576

			330,576

Total municipal bonds and notes (cost $120,306,042)			$113,623,702

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	3,533,666	$3,533,666

Total short-term investments (cost $3,533,666)		$3,533,666
TOTAL INVESTMENTS

Total investments (cost $123,839,708)		$117,157,368

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $117,093,415.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
	Short-term investments
	Putnam Short Term Investment Fund*	$1,174,599	$37,368,421	$35,009,354	$70,009	$3,533,666

	Total Short-term investments	$1,174,599	$37,368,421	$35,009,354	$70,009	$3,533,666
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	23.5%
	Local debt	20.6
	Education	19.8
	Transportation	12.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$113,623,702	$—
Short-term investments	—	3,533,666	—

Totals by level	$—	$117,157,368	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com